Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000004014 | Itau Unibanco Holding
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000004014 | NU Holdings
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000004014 | Wal-Mart de Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004014 | Vale
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004014 | Banco BTG Pactual
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004014 | Credicorp
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004014 | Petroleo Brasileiro, Preference Shares
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004014 | Grupo Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004014 | Southern Copper
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004014 | B3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004014 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000004014 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000004014 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000004014 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000004014 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004014 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004014 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004014 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004014 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004014 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000184319 | Itau Unibanco Holding
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000184319 | NU Holdings
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000184319 | Wal-Mart de Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000184319 | Vale
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000184319 | Banco BTG Pactual
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184319 | Credicorp
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000184319 | Petroleo Brasileiro, Preference Shares
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000184319 | Grupo Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000184319 | Southern Copper
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000184319 | B3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000184319 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000184319 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000184319 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000184319 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000184319 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000184319 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184319 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184319 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184319 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184319 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225811 | Itau Unibanco Holding
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000225811 | NU Holdings
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000225811 | Wal-Mart de Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225811 | Vale
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225811 | Banco BTG Pactual
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225811 | Credicorp
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225811 | Petroleo Brasileiro, Preference Shares
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225811 | Grupo Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225811 | Southern Copper
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225811 | B3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225811 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000225811 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000225811 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000225811 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000225811 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000225811 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225811 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225811 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225811 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225811 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%